VESSELS, RIGS AND EQUIPMENT, NET (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) vessel carrier tanker rig	Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Number Of Rigs | rig	1
Impairment of long-lived assets to be disposed of	$ 6,800
Gain (loss) on disposition of vessels and equipment	4,242
Proceeds	46,127	$ 11,983
Vessel impairment charge	34,093	$ 0
SFL Yukon
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of vessels and equipment	(98)
Proceeds	9,974
Asian Ace
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of vessels and equipment	4,340
Proceeds	9,453
Vessels, Rigs And Equipment, Capital Upgrades
Property, Plant and Equipment [Line Items]
Property, plant and equipment, capital upgrades	$ 38,000
Vessels, Rigs And Equipment, Capital Upgrades | Container Vessel
Property, Plant and Equipment [Line Items]
Number of vessels being upgraded | vessel	13
Vessels, Rigs And Equipment, Capital Upgrades | Car Carrier
Property, Plant and Equipment [Line Items]
Number of carriers being upgraded | carrier	1
Vessels, Rigs And Equipment, Capital Upgrades | Suezmax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels being upgraded | tanker	2
Vessels, Rigs And Equipment | Dry Bulk Carriers
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 27,300
Number of carriers impaired | carrier	6
Number of carriers, held for sale | carrier	4